Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Investment segment and Icahn Enterprises Holdings [Member]	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2011 Investment Funds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Disclosure of Credit Derivatives [Table Text Block]
The following table presents the notional amount, fair value, underlying referenced credit obligation type and credit ratings for derivative contracts in which the Investment Funds are assuming risk:

	December 31, 2011		December 31, 2010
Credit Derivative Type Risk Exposure	Notional Amount	Fair Value	Notional Amount	Fair Value	Underlying Reference Obligation
	(in millions)
Single name credit default swaps:
Below investment grade risk exposure	$8	$0.1	$32	$1	Corporate credit

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the consolidated fair values of our derivatives that are not designated as hedging instruments:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Not Designated as Hedging Instruments	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(in millions)
Equity contracts	$—	$3	$82	$42
Foreign exchange contracts	—	3	10	—
Commodity contracts	7	—	8	—
Sub-total	7	6	100	42
Netting across contract types(3)	—	—	—	—
Total(3)	$7	$6	$100	$42

(1)	Net asset derivatives are located within other assets in our consolidated balance sheets.

(2)	Net liability derivatives are located within accrued expenses and other liabilities in our consolidated balance sheets.

(3)	Excludes netting of cash collateral received and posted. The total collateral posted at June 30, 2012 and December 31, 2011 was $530 million and $257 million, respectively, across all counterparties.
The following table presents the effects of our derivative instruments not designated as hedging instruments on the statements of operations for the three and six months ended June 30, 2012 and 2011:

	Gain (Loss) Recognized in Income(1)
	Three Months Ended June 30,		Six Months Ended June 30,
Derivatives Not Designated as Hedging Instruments	2012	2011	2012	2011
	(in millions)
Equity contracts	$(59)	$1	$(461)	$10
Foreign exchange contracts	66	(2)	25	(13)
Credit contracts	—	(6)	—	19
Futures index spread	—	14	—	23
Commodity contracts	(2)	—	(2)	—
	$5	$7	$(438)	$39

(1)	Gains (losses) recognized on derivatives are classified in net gain from investment activities in our consolidated statements of operations.

The following table presents the fair values of the Investment Funds and Icahn Enterprises Holdings' derivatives:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Not Designated as Hedging Instruments	December 31,		December 31,
	2011	2010	2011	2010
	(in millions)
Equity contracts	$3	$1	$42	$2
Foreign exchange contracts	3	—	—	2
Credit contracts	—	24	—	77
Futures index spread	—	—	—	22
Sub-total	6	25	42	103
Netting across contract types(3)	—	(19)	—	(19)
Total(4)	$6	$6	$42	$84

(1)	Net asset derivatives are located within other assets in our consolidated balance sheets.

(2)	Net liability derivatives are located within accrued expenses and other liabilities in our consolidated balance sheets.

(3)	Represents the netting of receivables balances with payable balances for the same counterparty across contract types pursuant to netting agreements.

(4)	Excludes netting of cash collateral received and posted. The total collateral posted at December 31, 2011 and 2010 was $257 million and $248 million, respectively, across all counterparties.

The following table presents the effects of the Investment segment and Icahn Enterprises Holdings' derivative instruments on the statements of operations for fiscal 2011, fiscal 2010 and fiscal 2009:

	Gain (Loss) Recognized in Income(1)
	Year Ended December 31,
Derivatives Not Designated as Hedging Instruments	2011	2010	2009
	(in millions)
Equity contracts	$(39)	$2	$(58)
Interest rate contracts	—	—	57
Foreign exchange contracts	7	(12)	(7)
Credit contracts	18	38	323
Futures index spread	20	3	—
	$6	$31	$315

(1)	Gains (losses) recognized on derivatives are classified in net gain from investment activities in our consolidated statements of operations.

Schedule of Notional Amounts of Outstanding Derivative Positions
At June 30, 2012, the volume of our derivative activities based on their notional exposure, categorized by primary underlying risk, are as follows:

	Long Notional Exposure	Short Notional Exposure
Primary underlying risk:	(in millions)
Credit default swaps	$8	$—
Equity swaps	4	9,340
Foreign currency forwards	77	1,428
Interest rate swap contracts	1,253	—
Commodity contracts	81	7

At December 31, 2011, the volume of the Investment Funds' and Icahn Enterprises Holdings' derivative activities based on their notional exposure, categorized by primary underlying risk, are as follows:

	Long Notional Exposure	Short Notional Exposure
Primary underlying risk:	(in millions)
Credit default swaps	$8	$—
Commodity swaps	2	(150)
Equity swaps	7	(2,055)
Foreign currency forwards	—	(474)
Futures index spread	—	—

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the fair values of our derivative instruments that are designated as cash flow hedging instruments:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Designated as Cash Flow Hedging Instruments	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(in millions)
Interest rate swap contracts	$—	$—	$31	$44
Commodity contracts	—	—	7	16
Foreign currency contracts	1	3	—	—
Sub-total	1	3	38	60
Netting across contract types	(1)	(3)	(1)	(3)
Total	$—	$—	$37	$57

(1)	Located within other assets in our consolidated balance sheets.

(2)	Located within accrued expenses and other liabilities in our consolidated balance sheets.

The following table presents the fair values of Federal-Mogul's derivative instruments:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Designated as Cash Flow Hedging Instruments	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
	(in millions)
Interest rate swap contracts	$—	$—	$44	$70
Commodity contracts	—	13	16	1
Foreign currency contracts	3	—	—	—
Sub-total	3	13	60	71
Netting across contract types	(3)	(1)	(3)	(1)
Total	$—	$12	$57	$70

(1)	Located within other assets in our consolidated balance sheets.

(2)	Located within accrued expenses and other liabilities in our consolidated balance sheets.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following tables present the effect of our derivative instruments that are designated as cash flow hedging instruments on our consolidated financial statements for the three and six months ended June 30, 2012 and 2011:

Three Months Ended June 30, 2012
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$—	$(9)	Interest expense	$—
Commodity contracts	(6)	(4)	Cost of goods sold	—
Foreign currency contracts	1	1	Cost of goods sold	—
	$(5)	$(12)		$—

Three Months Ended June 30, 2011
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$(9)	$(9)	Interest expense	$—
Commodity contracts	(6)	2	Cost of goods sold	(1)	Other income, net
Foreign currency contracts	(1)	(1)	Cost of goods sold	—
	$(16)	$(8)		$(1)

Six Months Ended June 30, 2012
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$(3)	$(19)	Interest expense	$—
Commodity contracts	2	(6)	Cost of goods sold	—
Foreign currency contracts	(1)	1	Cost of goods sold	—
	$(2)	$(24)		$—

Six Months Ended June 30, 2011
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$(10)	$(19)	Interest expense	$—
Commodity contracts	(5)	6	Cost of goods sold	(1)	Other income, net
Foreign currency contracts	(2)	(1)	Cost of goods sold	—
	$(17)	$(14)		$(1)

The following tables present the effect of Federal-Mogul's derivative instruments in our consolidated financial statements for the year ended December 31, 2011, 2010 and 2009:

Year Ended December 31, 2011
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	(in millions)	(in millions)		(in millions)
Interest rate swap contracts	$(13)	$(39)	Interest expense	$—
Commodity contracts	(22)	5	Cost of goods sold	(1)	Other income, net
Foreign currency contracts	3	—		—
	$(32)	$(34)		$(1)

Year Ended December 31, 2010
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	(in millions)	(in millions)		(in millions)
Interest rate swap contracts	$(58)	$(38)	Interest expense	$—
Commodity contracts	16	9	Cost of goods sold	—
Foreign currency contracts	1	1	Cost of goods sold	—
	$(41)	$(28)		$—

Year Ended December 31, 2009
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Location of Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	(in millions)	(in millions)		(in millions)
Interest rate swap contracts	$(20)	$(37)	Interest expense	$—
Commodity contracts	20	(18)	Cost of goods sold	3	Other income, net
Foreign currency contracts	—	1	Cost of goods sold	—
	$—	$(54)		$3

	Location of Gain (Loss) Recognized in Income on Derivatives	Gain (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
Derivatives Not Designated as Hedging Instruments		2011	2010	2009
		(in millions)
Commodity contracts	Cost of goods sold	$—	$1	$(7)
Commodity contracts	Other income, net	—	—	4
		$—	$1	$(3)